Share-based plans	9 Months Ended
Sep. 30, 2018
Share-based plans
Share-based plans

10 Share-based plans

On July 30, 2018 under the FMC-AG & Co. KGaA Long-Term Incentive Plan 2016, the Company awarded 614,971 performance shares, including 62,678 performance shares granted to members of the Management Board. The total fair value is €49,536, including a fair value of €5,049 to members of the Management Board. The fair value will be amortized over the four-year vesting period. The fair value per performance share at the grant date was €80.55.